Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Schedule of Inventories
	December 31, 2014	December 31, 2013
Raw materials	$148,070	$2,225,339
Finished goods	260,844	1,058,011
Project work-in-progress	2,363,571	5,066,338
Total	$2,772,485	$8,349,688